Restructuring, Impairments and Gains on Sale - Detail of Restructuring and Other Related Charges (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Apr. 15, 2021	Feb. 25, 2021	Nov. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Employee terminations				$ 32	$ 558	$ 192
Ceased use buildings				67	140	0
Gains on lease terminations, net				(329)	(311)	(37)
Other, net				30	47	52
Total				(200)	434	207
Stock sold, stock price (in usd per share)			$ 23.23
Gross proceeds			$ 3,000
Restructuring and other related (gains) costs
Restructuring Cost and Reserve [Line Items]
Gains on lease terminations, net				$ (329)	$ (311)	$ (37)
WeWork Partnerships Profits Interest Units
Restructuring Cost and Reserve [Line Items]
Catch up base amount		$ 0
Distribution threshold (in usd per share)		$ 10.00		$ 59.65	$ 59.65
Affiliated Entity
Restructuring Cost and Reserve [Line Items]
Stock sold, stock price (in usd per share)	$ 23.23
Gross proceeds	$ 922
Affiliated Entity | We Holdings, LLC
Restructuring Cost and Reserve [Line Items]
Stock sold (in shares)		24,901,342
Stock sold, stock price (in usd per share)		$ 23.23
Gross proceeds		$ 578
Subsidiary sale of stock
Restructuring Cost and Reserve [Line Items]
Total					$ 428
Share based compensation, award modification
Restructuring Cost and Reserve [Line Items]
Total					$ 102